                                                              File No. 33-46080
                                                                   811-7330

             As filed with the Securities and Exchange Commission
                             on September 30, 1997
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                        POST EFFECTIVE AMENDMENT NO. 6
                                      TO
                                   FORM S-6

             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                ON FORM N-8B-2

     A. Exact name of Trust:

          SPDR TRUST SERIES 1

     B.   Name of Depositor:

          PDR SERVICES CORPORATION

     C.   Complete address of Depositor's principal executive office:

          PDR SERVICES CORPORATION
          c/o AMERICAN STOCK EXCHANGE, INC.
          86 Trinity Place
          New York, New York 10006

     D.   Name and complete address of agent for service:

          James F. Duffy
          PDR SERVICES CORPORATION
          c/o AMERICAN STOCK EXCHANGE, INC.
          86 Trinity Place
          New York, New York 10006

          Copy to:
          Kathleen H. Moriarty, Esq.
          CARTER, LEDYARD & MILBURN
          2 Wall Street
          New York, New York 10005

     E.   Title and amount of securities being registered:

          An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

     F. Proposed maximum aggregate offering price to the public of the securities being registered:

          Indefinite pursuant to Rule 24f-2

     G.   Amount of filing fee:

          In accordance with Rule 24f-2, a fee in the amount of $230,770.00 was paid on February 28, 1997 in connection with the filing of the Rule 24f-2 Notice for the Trust's most recent fiscal year.

     H.   Approximate date of proposed sale to public:

          AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

          /X/ Check box if it is proposed that this filing will become effective on September 30, 1997 at 5:00 p.m., pursuant to paragraph (b) of Rule 485.

============================

                              SPDR TRUST SERIES 1

                             Cross Reference Sheet

                           Pursuant to Regulation C
                 Under the Securities Act of 1933, as amended

                 (Form N-8B-2 Items required by Instruction 1
                         as to Prospectus in Form S-6)

Form N-8B-2                        Form S-6
Item Number                        Heading in Prospectus
-----------                        ---------------------

                    I.  Organization and General Information
                        ------------------------------------

 1. (a) Name of Trust.....................    Prospectus Front Cover
    (b) Title of securities issued........    Prospectus Front Cover

 2. Name, address and Internal
    Revenue Service Employer
    Identification Number of
    depositor.............................    Sponsor

 3. Name, address and Internal
    Revenue Service Employer
    Identification Number of
    trustee...............................    Trustee

 4. Name, address and Internal
    Revenue Service Employer
    Identification Number
    of principal underwriter..............    *

 5. State of organization of Trust........    Prospectus Summary - The Trust

 6. (a) Dates of execution and

        termination of Trust
        Agreement.........................    Prospectus Summary - The Trust;
                                              Prospectus Summary - Termination

        (b)   Dates of execution and

              termination of Trust
        Agreement.........................    Same as set forth in 6(a)

 7.  Changes of name............              *

 8.  Fiscal Year................              *

 9.  Material Litigation........              *

                     II.  General Description of the Trust
                          and Securities of the Trust
                       --------------------------------


10. (a) Registered or bearer
        securities.........................   Prospectus Summary - The Trust

    (b) Cumulative or distributive.........   Prospectus Summary - Distributions

    (c) Rights of holders as to
        withdrawal or redemption...........   Prospectus Summary - Redemption;
                                              Redemption of SPDRs;
                                              Administration of the Trust -
                                              Rights of Beneficial Owners


    (d) Rights of holders as to
        conversion, transfer, etc..........   Prospectus Summary - Redemption;
                                              Administration of the Trust -
                                              Register of Ownership and
                                              Transfer;- Rights of Beneficial
                                              Owners; Redemption
    (e) Lapses or defaults in
        principal payments with
        respect to periodic payment
        plan certificates..................   *

    (f) Voting rights......................   Administration of the Trust -
                                              Voting

    (g) Notice to holders as to
        change in:

        (1) Composition of Trust
            assets.........................   *

        (2) Terms and conditions
            of Trust's securities..........   Administration of the Trust -
            Amendment

        (3) Provisions of Trust
            Agreement......................   Same as set forth in 10(g)(2)

        (4) Identity of depositor
            and trustee....................   Resignation, Removal and Liability
                                              - The Trustee; - The Sponsor
---------------------
*Not applicable, answer negative or not required.

    (h) Consent of holders
        required to change:

        (1) Composition of Trust
            assets...................      *

        (2) Terms and conditions
            of Trust's securities....      Administration of the Trust -
                                           Amendment
        (3) Provisions of Trust
            Agreement................      Same as set forth in 10(h)(2)

        (4) Identity of depositor
            and trustee..............      Resignation, Removal and Liability -
                                           The Sponsor; - The Trustee

    (i) Other principal
        features of the securities...      Prospectus Summary - The Trust

11. Type of securities
      comprising units...............      The Prospectus - Front Cover;
                                           Prospectus Summary - The Trust;
                                           The Portfolio; The S&P Index

12. Certain information regarding
      securities comprising periodic
      payment certificates...........      *

13. (a) Certain information regarding
        loads, fees, expenses
        and charges..................      Prospectus Summary - Redemption;
                                           Expenses of the Trust; Redemption
                                           of SPDRs

    (b) Certain information regarding
        periodic payment plan
        certificates.................      *

    (c) Certain percentages..........      Same as set forth in 13(a)

    (d) Reasons for certain
        differences in prices........      *

    (e) Certain other loads, fees, or
        charges payable by holders...      *

---------------------
*Not applicable, answer negative or not required.

    (f) Certain profits receivable
        by depositor, principal
        underwriters, custodian,
        trustee or affiliated
        persons........................    The Portfolio - Adjustments to the
                                           Portfolio

    (g) Ratio of annual charges and
        deductions to income...........    *
                                           The Trust - Creation of Creation
14. Issuance of Trust's securities.....    Units


15. Receipt and handling of
    payments from purchasers...........    The Trust

16. Acquisition and disposition of
    underlying securities..............    The Trust - Creation of Creation
                                           Units; The Portfolio; Administration
                                           of the Trust

17. (a) Withdrawal or redemption by
        holders........................    Administration of the Trust - Rights
                                           of Beneficial Owners; Redemption of
                                           SPDRs
    (b) Persons entitled or required
        to redeem or repurchase
        securities.....................    Same as set forth in 17(a)

    (c) Cancellation or resale of
        repurchased or redeemed
        securities.....................    Same as set forth in 17(a)

18. (a) Receipt, custody and
        disposition of income..........    Administration of the Trust -
                                           Distributions to Beneficial Owners
    (b) Reinvestment of distribu-
        tions..........................    *

    (c) Reserves or special funds......    Same as set forth in 18(a)

    (d) Schedule of distributions......    *


---------------------
*Not applicable, answer negative or not required.

19. Records, accounts and reports..    The S&P Index; Distribution of SPDRs;
                                       Expenses; Administration of the Trust -
                                       Records; - Distributions to Beneficial
                                       Owners; - Statements to Beneficial
                                       Owners; - Register of Ownership and
                                       Transfer

20. Certain miscellaneous provi-
    sions of Trust Agreement

    (a) Amendments..................   Administration of the Trust -Amendment

    (b) Extension or termination....   Administration of the Trust -Amendment;
                                       - Termination
    (c) Removal or resignation of
        trustee.....................   Resignation, Removal and Liability -The
                                       Trustee

    (d) Successor trustee...........   Same as set forth in 20(c)

    (e) Removal or resignation of
        depositor...................   Resignation, Removal and Liability -
                                       The Sponsor

    (f) Successor depositor.........   Same as set forth in 20(e)

21. Loans to security holders...       *

22. Limitations on liabilities..       Resignation, Removal and Liability -The
                                       Trustee; - The Sponsor

23. Bonding arrangements........       *

24. Other material provisions of
    Trust Agreement                    *

                       III.  Organization, Personnel and
                        Affiliated Persons of Depositor

                        -------------------------------

25. Organization of depositor......    Sponsor

26. Fees received by depositor.....    *


_________________
*Not applicable, answer negative or not required.

27. Business of depositor..........           Sponsor

28. Certain information as to
    officials and affiliated
    persons of depositor...........           Sponsor

29. Ownership of voting securities
    of depositor...................           Sponsor

30. Persons controlling depositor..           *

31. Payments by depositor for
    certain services rendered
    to Trust.......................           *

32. Payments by depositor for
    certain other services
    rendered to Trust..............           *

33. Remuneration of employees of
    depositor for certain
    services rendered to Trust.....           *

34. Compensation of other persons
    for certain services rendered
    to Trust.......................           *

                 IV.  Distribution and Redemption of Securities
                      -----------------------------------------

35. Distribution of Trust's
    securities in states...........           Distribution of SPDRs

36. Suspension of sales of Trust's
    securities.....................           *

37. Denial or revocation of
    authority to distribute........           *

38. (a)  Method of distribution.              Prospectus Summary -Underwriting;
                                              The Trust - Creation
                                              of Creation Units; Distribution of
                                              SPDRs
    (b)  Underwriting agreements              Prospectus Summary -Underwriting;
                                              Distribution of
                                              SPDRs
    (c)  Selling agreements........           Same as set forth in 38(b)


---------------------
*Not applicable, answer negative or not required.

39. (a) Organization of principal
        underwriter................           Underwriter

    (b) NASD membership of
        principal underwriter......           Prospectus Summary -Underwriting;
                                              Underwriter

40. Certain fees received by
    principal underwriters.........           *

41. (a) Business of principal
        underwriters...............           Prospectus Summary -Underwriting;
                                              Underwriter

    (b) Branch offices of
    principal underwriters.........           *

    (c) Salesmen of principal
    underwriters...................           *

42. Ownership of Trust's securities
    by certain persons.............           *

43. Certain brokerage commissions
    received by principal
    underwriters...................           *

44. (a) Method of valuation for
    determining offering price.....           The Portfolio; Valuation

    (b)  Schedule as to components of
    offering price.................           *

    (c)  Variation in offering
        price to certain persons...           *

45. Suspension of redemption
    rights.........................           *

46. (a) Certain information
        regarding redemption or
        withdrawal valuation.......           Valuation; Redemption of SPDRs

    (b) Schedule as to components
        of redemption price........           *

---------------------
*Not applicable, answer negative or not required.

47. Maintenance of position in
    underlying securities..........           The Trust; The Portfolio;
                                              Distribution of SPDRs; Valuation
                                              Administration of the Trust -
                                              Distribution to Beneficial Owners


              V. Information Concerning the Trustee or Custodian
                -----------------------------------------------

48. Organization and regulation of
    trustee........................           Trustee

49. Fees and expenses of trustee...           Expenses of the Trust; Redemptions
                                              of SPDRs

50. Trustee's lien.................           Expenses of the Trust; Redemption
                                              of SPDRs


         VI. Information Concerning Insurance of Holders of Securities
           ---------------------------------------------------------

51. (a)    Name and address of
           insurance company.........         *

    (b)    Types of policies.........         *

    (c)    Types of risks insured and
           excluded..................         *

    (d)    Coverage..................         *

    (e)    Beneficiaries.............         *

    (f)    Terms and manner of
           cancellation..............         *

    (g)    Method of determining
           premiums..................         *

    (h)    Aggregate premiums paid...         *

    (i)    Recipients of premiums....         *

    (j)    Other material provisions
           of Trust Agreement relating
           to insurance................       *

---------------------
*Not applicable, answer negative or not required.

                           VII. Policy of Registrant
                                --------------------

52. (a) Method of selecting and
        eliminating securities from
        the Trust.....................  The Trust - Creation of Creation
                                        Units; The Portfolio; Administration
                                        of the Trust

    (b) Elimination of securities
        from the Trust................  *

    (c)...............................  Policy of Trust regarding substitution and elimina-
        tion of securities............  Same as set forth in 52(a)

    (d) Description of any other
        fundamental policy of the
        Trust.........................  *

53. (a) Taxable status of the Trust...  Tax Status of the Trust

    (b) Qualification of the Trust
        as a regulated investment
        company.......................  Same as set forth in 53(b)


                  VIII. Financial and.Statistical Information
                        -------------------------------------

54.    Information regarding the
       Trust's last ten
       fiscal years...................  *

55....................................  Certain information regarding periodic payment plan certifi-
    cates.............................  *

56. Certain information regarding
    periodic payment plan certifi-
    cates.............................  *

57. Certain information regarding
    periodic payment plan certifi-
    cates.............................  *


---------------------
*Not applicable, answer negative or not required.

58. Certain information regarding
    periodic payment plan certifi-
    cates...........................          *

59. Financial statements
    (Instruction 1(c) to Form S-6)..          *

                          Undertaking to File Reports
                          ---------------------------


         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulations of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                         ----------------------------

                          PROSPECTUS SUPPLEMENT DATED
                               SEPTEMBER 30, 1997

                         ----------------------------

          This Prospectus Supplement dated September 30, 1997 modifies the prospectus for the SPDR Trust Series 1 (the "Trust") dated April 25, 1997 attached hereto.

                         ----------------------------

         Effective September 30, 1997, the year end of the Trust will change from a calendar year ending on each December 31 to a fiscal year ending on each September 30. Regular quarterly ex-dividend dates and distribution dates will remain unchanged. Statements will be furnished to Beneficial Owners in the same manner as that described on page 51 of the prospectus, but henceforth they will be made available promptly after the end of each fiscal year.

                         ----------------------------

         Effective December 1, 1997, ALPS Mutual Funds Services, Inc. will replace PDR Distributors, Inc. as the Distributor of the Trust. The Distributor is a corporation organized under the laws of the State of Colorado and is located at 370 17th Street, Suite 3100, Denver, CO 80202. The Distributor is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Sponsor pays the Distributor for its services a flat annual fee. The Distributor will undertake all of the duties and obligations of its predecessor as described in the prospectus.

                         ----------------------------

         The prospectus dated April 25, 1997 and contained in Post Effective Amendment No. 5 to the Registration Statement File No. 33-46080 is herein incorporated by reference.

                       CONTENTS OF REGISTRATION STATEMENT

This amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

        The facing sheet.

        The cross-reference sheet.

        The prospectus.

        The undertaking to file reports.

        The signatures.

The following exhibits:

        1. Amendment dated as of September 1, 1997 and effective September 30, 1997 to the Standard Terms and Conditions of Trust dated as of January 1, 1993 and to the Trust Indenture and Agreement dated January 22, 1993 for Standard & Poor's Depositary Receipts ("SPDR") Trust between PDR Services Corporation, as Sponsor, and State Street Bank & Trust Company, as Trustee.


        2. Representation of Counsel under Rule 485.




                              FINANCIAL STATEMENTS
                              --------------------

    1. Statement of Financial Condition of the Trust as shown in the current Prospectus for this series herewith.

    2. Financial Statements of the Depositor:

       PDR Services Corporation - Financial Statements, as part of American Stock Exchange, Inc. Current consolidated financial statements incorporated by reference to Form 1-A, amendment No. 312 filed on June 27, 1997.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the registrant, SPDR Trust Series 1, has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of New York, and State of New York, on the 30th day of September, 1997.

                                                SPDR TRUST SERIES 1
                                                        (Registrant)

                                                By:  PDR Services Corporation
                                                        (Depositor)


                                                -------------------------
                                                Joseph Stefanelli
                                                President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed on behalf of PDR Services Corporation, the Depositor, by the following persons who constitute a majority of its Board of Directors and by the named persons who are in the following capacities, in the City of New York and State of New York, on the date indicated.

PDR SERVICES CORPORATION

Name                          Title/Office
----                          ------------

Joseph Stefanelli             President* and Director**

Gary L. Gastineau             Vice President and Director**

Paul R. Shackford             Treasurer and Director****


                              By:
                              --------------------
                              James F. Duffy
                              Attorney-in-fact*
----------
* Executed copies of the power of attorney were previously filed with the Securities and Exchange Commission (the "Commission") in connection with Post-Effective Amendment Number 1 to the Registration Statement dated May 20, 1994, as Exhibit No. 3.

** Executed copies of the powers of attorney were previously filed with the Commission in connection with the Registration Statement on January 22, 1993 as Exhibit No. 9.

*** Executed copy of the power of attorney was previously filed with the Commission in connection with Post Effective Amendment No. 1 to the Registration Statement for MidCap SPDR Trust, Series 1 dated January 19, 1996 (File No. 33-89088), as Exhibit No. 4.

**** Executed copy of the power of attorney was previously filed with the Commission in connection with Post Effective Amendment No. 5 to the Registration Statement dated April 25, 1997 as Exhibit No. 5.

                    ======================================


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 -------------

                                    FORM S-6
                             REGISTRATION STATEMENT
                                     Under
                           THE SECURITIES ACT OF 1933

                                 -------------

                            PDR SERVICES CORPORATION

                                 -------------

                                    EXHIBITS


                    ======================================

                                 EXHIBIT INDEX


EXHIBIT NO.                  TITLE OF DOCUMENT
-----------                  -----------------

    1. Amendment dated as of September 1, 1997 and effective September 30, 1997 to Standard Terms and Conditions of Trust dated as of January 1, 1993 and to the Trust Indenture and Agreement dated January 22, 1993 for Standard & Poor's Depositary Receipts ("SPDR") Trust between PDR Services Corporation, as Sponsor, and State Street Bank & Trust Company, as Trustee.

    2.                Representation of Counsel under Rule 485.